Stockholders' Equity - Stock and Warrant Issuances - Additional Information (Detail) - USD ($)	1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2015	Feb. 28, 2015	Oct. 31, 2013	Mar. 31, 2016	Sep. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Jun. 13, 2016	Dec. 31, 2015	Oct. 20, 2015	Dec. 31, 2014
Class Of Warrant Or Right [Line Items]
Sale of common stock, net of expenses (in shares)	1,215	1,715	440	234
Proceeds from issuance of private placement	$ 1,200,000		$ 2,600,000	$ 7,500,000
Net proceeds from issuance of private placement	$ 1,100,000		$ 2,500,000	$ 6,900,000
Number of warrants outstanding (in shares)							7,216,020			1,128,688		53,134
Term period for warrants							5 years
Sale of units to underwriter		1,715
Proceeds of common stock issued, net of related expenses		$ 6,000,000
Senior Secured Convertible Notes [Member]
Class Of Warrant Or Right [Line Items]
Debt instrument, principal face amount						$ 11,437,000	$ 34,351,000	$ 35,000,000	$ 35,000,000
Scenario, Previously Reported [Member]
Class Of Warrant Or Right [Line Items]
Sale of common stock, net of expenses (in shares)	425,000	600,000	153,750	81,875
Sale of units to underwriter		600,000
Maximum [Member]
Class Of Warrant Or Right [Line Items]
Warrants exercisable per share price (in dollars per share)							$ 112.64			$ 112.64		$ 112.64
Maximum offering and selling of stock and securities that entity make to raise capital											$ 77,400,000
Entity public float pursuant to SEC regulations											$ 75,000,000
Series A Common Stock Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrants exercisable per share price (in dollars per share)						$ 49.00	$ 1.61
Number of warrants outstanding (in shares)						500	300,000
Warrants exercised (in shares)							300,000
Net proceeds from exercise of warrants						$ 15,000	$ 400,000
Number of warrants converted		1,140			285	285
Gross proceeds from underwriting offering		$ 7,000,000
Warrants expiry period						5 years
Series A Common Stock Warrants [Member] | Scenario, Previously Reported [Member]
Class Of Warrant Or Right [Line Items]
Number of warrants converted		400,000
Series B Common Stock Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrants exercised (in shares)					285		100,000
Net proceeds from exercise of warrants					$ 0.8		$ 800,000
Number of warrants converted		1,715
Remaining outstanding warrants expired					1,140		400,000
Warrants expiration date					Jan. 29, 2016		Jan. 29, 2016
Series A And B Common Stock Warrants [Member]
Class Of Warrant Or Right [Line Items]
Value of warrants issued		$ 3,400,000
2013 Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrants issued (in shares)				106
Value of warrants issued				$ 1,900,000
Warrants exercisable per share price (in dollars per share)						$ 39,424.00	$ 112.64
Number of warrants outstanding (in shares)						100	36,848
Term period for warrants						5 years
2013 Warrants [Member] | Scenario, Previously Reported [Member]
Class Of Warrant Or Right [Line Items]
Warrants issued (in shares)				37,000
February 2015 Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrants issued (in shares)			197
Value of warrants issued			$ 800,000
Warrants exercisable per share price (in dollars per share)						$ 49.00	$ 1.61
Number of warrants outstanding (in shares)						100	30,238
Term period for warrants						5 years	5 years
Warrants exercised (in shares)							40,000
Net proceeds from exercise of warrants							$ 100,000
February 2015 Warrants [Member] | Scenario, Previously Reported [Member]
Class Of Warrant Or Right [Line Items]
Warrants issued (in shares)			69,000
October 2016 Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrants issued (in shares)	425
Value of warrants issued	$ 300,000
Warrants exercisable per share price (in dollars per share)						$ 49.00	$ 1.61
Number of warrants outstanding (in shares)						200	78,750
Term period for warrants						5 years	5 years
Warrants exercised (in shares)							70,000
Net proceeds from exercise of warrants							$ 100,000
October 2016 Warrants [Member] | Scenario, Previously Reported [Member]
Class Of Warrant Or Right [Line Items]
Warrants issued (in shares)	148,750
Series C Warrants [Member]
Class Of Warrant Or Right [Line Items]
Value of warrants issued								$ 27,800,000
Warrants exercisable per share price (in dollars per share)							$ 4.83
Number of warrants outstanding (in shares)							6,800,000
Percentage of increased number of warrant shares issuable upon exercise							75.00%
Description of warrant issued upon exercise							On December 31, 2017, the number of Warrant Shares issuable upon exercise of the Series C Warrants will be increased by such number of Warrant Shares equal to 75% of the difference of (i) the quotient of (A) the product of (x) the exercise price as of the date of issuance (as adjusted for certain events) multiplied by (y) the number of Warrant Shares as of the date of issuance (as adjusted for certain events), divided by (B) the volume-weighted average price of the Common Stock on the maturity date, less (ii) the number of Warrant Shares as of the date of issuance (as adjusted for certain events).
Warrants holding period							1 year
Warrants exercisable period							5 years
Series C Warrants [Member] | Senior Secured Convertible Notes [Member]
Class Of Warrant Or Right [Line Items]
Number of warrants converted								6,800,000
Debt instrument, principal face amount								$ 35,000,000